INVESTMENTS IN AFFILIATES - Summarized Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Golar Wilhelmsen
Balance Sheet
Current assets	$ 2,096	$ 4,422
Non-current assets	5	6
Current liabilities	1,044	3,312
Non-current liabilities	0	400
Non-controlling interest	0	0
Income statement
Revenue	6,732	5,957
Net (loss) income	479	695
ECGS
Balance Sheet
Current assets	37,159	38,365
Non-current assets	3,224	156
Current liabilities	28,711	25,934
Non-current liabilities	20	1,183
Non-controlling interest	0	0
Income statement
Revenue	78,946	75,309
Net (loss) income	1,508	1,318
Golar LNG Partners
Balance Sheet
Current assets	141,556	136,379
Non-current assets	1,814,646	1,584,840
Current liabilities	277,874	241,072
Non-current liabilities	1,076,589	910,020
Non-controlling interest	67,618	70,777
Income statement
Revenue	396,026	329,190
Net (loss) income	$ 184,735	$ 150,819